Risk Information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percent increase in market interest rate	SEK (171)	SEK (223)
Impact from one percent increase measured at fair value through profit or loss	435	338
Impact from one percent increase measured at fair value through other comprehensive income	SEK (22)	SEK (57)
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percent decrease in market interest rate	SEK 270	SEK 317
Increase decrease due to reasonably possible decrease in designated risk	(458)	(362)
Impact from one percent decrease measured at fair value through other comprehensive income	40	60
Foreign currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact from one percent increase in market interest rate	17	(10)
Impact from one percent increase measured at fair value through profit or loss	326	237
Impact from one percent increase measured at fair value through other comprehensive income	(21)	(36)
Impact from one percent decrease in market interest rate	(4)	(8)
Increase decrease due to reasonably possible decrease in designated risk	(348)	(260)
Impact from one percent decrease measured at fair value through other comprehensive income	22	36
SKR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact from one percent increase in market interest rate	(188)	(213)
Impact from one percent increase measured at fair value through profit or loss	109	101
Impact from one percent increase measured at fair value through other comprehensive income	(1)	(21)
Impact from one percent decrease in market interest rate	274	325
Increase decrease due to reasonably possible decrease in designated risk	(110)	(102)
Impact from one percent decrease measured at fair value through other comprehensive income	SEK 18	SEK 24